PROPERTY, PLANT AND EQUIPMENT - Details (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ (1,922.7)
Property, plant and equipment (Note 22)	4,995.7	$ 6,775.2
Interest costs capitalised	$ 4.6	$ 0.9
Capitalisation rate of borrowing costs eligible for capitalisation	6.80%	3.80%
Impairment loss	$ (1,922.7)
Property, plant and equipment (Note 22)	4,995.7	$ 6,775.2
Interest costs capitalised	$ 4.6	$ 0.9
Capitalisation rate of borrowing costs eligible for capitalisation	6.80%	3.80%
Cerro Moro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ (169.3)
Impairment loss	(169.3)
Tangible exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 22)	478.9	$ 495.1
Property, plant and equipment (Note 22)	478.9	495.1
Tangible exploration and evaluation assets | Cerro Moro [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	1,699.1	0.0
Impairment loss	1,699.1	0.0
Capitalized stripping costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (Note 22)	38.8	39.4
Property, plant and equipment (Note 22)	$ 38.8	$ 39.4